As filed with the Securities and Exchange Commission on February 16, 2018
File Nos. 333-44568 and 811-10085

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒
(Check appropriate box or boxes.)

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of Principal Executive Offices) (Zip Code)

(252)-972-9922 (Registrant's Telephone Number, including Area Code)

Paracorp Inc .
2140 South Dupont Hwy., Camden, DE 19934
(Name and Address of Agent for Service)

Terrence O. Davis
Holland & Knight LLP
1180 West Peachtree Street
Suite 1180 NW
Atlanta, GA 30309

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Amendment

It is proposed that this filing will become effective:  (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b);
[  ]  on (date) pursuant to paragraph (b);
[  ]  60 days after filing pursuant to paragraph (a)(1);
[  ]  on (date) pursuant to paragraph (a)(1);
[  ]  75 days after filing pursuant to paragraph (a)(2); or
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 33 filed January 26, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 16th day of February , 2018 .
HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
By:	/s/ Matthew J. Beck
Matthew J. Beck Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

*
James H. Speed, Jr.		Trustee, Chairman	February 16, 2018

*
Theo H. Pitt, Jr.		Trustee	February 16, 2018

*
Mark A. Hillman		Trustee, President	February 16, 2018

*
C. Frank Watson III		Treasurer	February 16, 2018

*
Ashley E. Harris		Assistant Treasurer	February 16, 2018

* By:	/s/ Matthew J. Beck	Dated: February 16, 2018
Matthew J. Beck
Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase